Financial assets at fair value through profit or loss	12 Months Ended
Apr. 30, 2025
Financial Assets At Fair Value Through Profit Or Loss
Financial assets at fair value through profit or loss

5. Financial assets at fair value through profit or loss

	April 30, 2024	April 30, 2025	April 30, 2025
	SGD	SGD	USD
Keyman life insurance policy, at fair value
At beginning of year	172,412	439,817	336,920
Addition	322,220	-	-
Insurance premium charged to profit or loss	(64,412)	-	-
Increase in fair value through profit or loss	7,280	18,358	14,063
Foreign exchange adjustment	2,317	(17,287)	(13,241)
At end of year	439,817	440,888	337,742

On December 10, 2018 and November 20, 2023, the Group entered into life insurance policies with an insurance company to insure against the death or diagnosis of a terminal illness of a director. Under the policies, the basic sum assured is USD500,000 and USD750,000 respectively. The contracts will be terminated on the occurrence of the earliest of the death of the key management personnel insured or other terms pursuant to the contracts. The Group has paid out total insurance premium with an aggregate amount of USD151,340 and USD235,617 (equivalent to SGD322,220) respectively at the inception of the policies, of which USD111,999 and USD169,000 respectively was financed through bank borrowings (Note 12). The Group may request a surrender of the contracts after the free look period and receive cash back based on the cash value at the date of withdrawal. The initial cash value of the policy is recognized as a financial assets at fair value through profit or loss. The difference between the premium paid and initial cash surrender value of SGD64,412, which represents the prepayments is not significant to the financial statements. The amount is charged to profit or loss during the financial year ended April 30, 2024.

The keyman life insurance policy is pledged to bank to secure banking facilities granted to the Group (Note 12).

This policy is recorded in the financial statements at fair value, represented by the total cash surrender value of the contract stated in the annual statement of this policy (level 3), as disclosed in Note 26.

The currency profile of the Group’s financial assets at FVPL at the end of the reporting date are denominated in United States Dollar.